Amounts receivable and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amounts receivable and prepayments
Royalties receivable	$ 11,655	$ 7,510
Other receivables	7,142	551
Prepaid expenses	1,190	1,306
Sales tax recoverable	228	236
Amounts receivable and prepayments	$ 20,215	$ 9,603
Royalties receivable, collectability period (in days)	60 days